Impact on Regulatory Capital, RWA, and Leverage Exposure 2 Fully Loaded (Detail) - Fully loaded [Member] € in Billions	Dec. 31, 2018 EUR (€)
Risk Weighted Assets [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 2 [Line Items]
Balance, beginning of period	€ 344
Changes from	0
DTA RWA / Change of Total Assets	1
SA RWA/ Lower Deductions	0
Balance, end of period	€ 345	[1]
Ratios, beginning of period	14.00%
Ratios, end of period	13.90%	[1]
Changes in bps	(13)
Leverage Exposure [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 2 [Line Items]
Balance, beginning of period	€ 1,395
Changes from	0
DTA RWA / Change of Total Assets	(1)
SA RWA/ Lower Deductions	0
Balance, end of period	€ 1,395	[1]
Ratios, beginning of period	3.80%
Ratios, end of period	3.80%	[1]
Changes in bps	(3)

[1]	Pro forma.